Debt - Undrawn Borrowing Facilities - Additional Information (Details)	3 Months Ended
Mar. 31, 2026 OceanShips
Disclosure of detailed information about borrowings [line items]
Number of ocean ships	12
SACE Financing
Disclosure of detailed information about borrowings [line items]
Number of ocean ships	12
SACE Financing | Undrawn Debt Facilities
Disclosure of detailed information about borrowings [line items]
Number of ocean ships	8